PROPERTY, PLANT AND EQUIPMENT (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hydroelectric Generation [Member]
IfrsStatementLineItems [Line Items]
Average annual depreciation rate	3.33%	3.14%	3.13%